SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	$ 4,299,671
Vehicle financing	151,600
Lease liability	2,668,646	$ 2,731,394
Total	7,119,917
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	4,299,671
Vehicle financing	37,718
Lease liability	1,334,323
Total	5,671,712
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	50,291
Lease liability	1,334,323
Total	1,384,614
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	63,591
Lease liability
Total	$ 63,591